Commitments And Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

8. COMMITMENTS AND CONTINGENCIES
Litigation—We are involved in various claims and litigation matters arising in the ordinary course of business, some of which involve claims for damages. Many of these matters are covered by insurance, although they may nevertheless be subject to deductibles or retentions. Although the ultimate liability for these matters cannot be determined, based upon information currently available, we believe the resolution of such claims and litigation will not have a material adverse effect on our consolidated financial statements.
Environmental Matters—In connection with the ownership and operation of real estate, we may potentially be liable for costs and damages related to environmental matters. In addition, we may own or acquire certain properties that are subject to environmental remediation. Depending on the nature of the environmental matter, the seller of the property, a tenant of the property, and/or another third party may be responsible for environmental remediation costs related to a property. Additionally, in connection with the purchase of certain properties, the respective sellers and/or tenants may agree to indemnify us against future remediation costs. We also carry environmental liability insurance on our properties that provides limited coverage for any remediation liability and/or pollution liability for third-party bodily injury and/or property damage claims for which we may be liable. We are not aware of any environmental matters which we believe are reasonably likely to have a material effect on our consolidated financial statements.
Captive Insurance—Our captive insurance company, Silver Rock Insurance, Inc. (“Silver Rock”) provides general liability insurance, wind, reinsurance, and other coverage to us and our related-party joint ventures. We capitalize Silver Rock in accordance with applicable regulatory requirements.
Silver Rock established annual premiums based on the past loss experience of the insured properties. An independent third party was engaged to perform an actuarial estimate of projected future claims, related deductibles, and projected future expenses necessary to fund associated risk management programs. Premiums paid to Silver Rock may be adjusted based on these estimates, and such premiums may be reimbursed by tenants pursuant to specific lease terms.
As of March 31, 2021, we had four letters of credit outstanding totaling approximately $8.0 million to provide security for our obligations under Silver Rock’s insurance and reinsurance contracts.

12. COMMITMENTS AND CONTINGENCIES
Litigation—We are involved in various claims and litigation matters arising in the ordinary course of business, some of which involve claims for damages. Many of these matters are covered by insurance, although they may nevertheless be subject to deductibles or retentions. Although the ultimate liability for these matters cannot be determined, based upon information currently available, we believe the resolution of such claims and litigation will not have a material adverse effect on our consolidated financial statements.
Environmental Matters—In connection with the ownership and operation of real estate, we may potentially be liable for costs and damages related to environmental matters. In addition, we may own or acquire certain properties that are subject to environmental remediation. Depending on the nature of the environmental matter, the seller of the property, a tenant of the property, and/or another third party may be responsible for environmental remediation costs related to a property. Additionally, in connection with the purchase of certain properties, the respective sellers and/or tenants may agree to indemnify us against future remediation costs. We also carry environmental liability insurance on our properties that provides limited coverage for any remediation liability and/or pollution liability for third-party bodily injury and/or property damage claims for which we may be liable. We are not aware of any environmental matters which we believe are reasonably likely to have a material effect on our consolidated financial statements.
Captive Insurance—Our captive insurance company, Silver Rock Insurance, Inc. (“Silver Rock”) provides general liability insurance, wind, reinsurance, and other coverage to us and certain related-party joint ventures. We capitalize Silver Rock in accordance with applicable regulatory requirements.
Silver Rock established annual premiums based on the past loss experience of the insured properties. An independent third party was engaged to perform an actuarial estimate of projected future claims, related deductibles, and projected future expenses necessary to fund associated risk management programs. Premiums paid to Silver Rock may be adjusted based on this estimate. Premiums paid to Silver Rock may be reimbursed by tenants pursuant to specific lease terms.
As of December 31, 2020, we had four letters of credit outstanding totaling approximately $8.0 million to provide security for our obligations under our insurance and reinsurance contracts.
The following is a summary of the activities in the liability for unpaid losses, which is recorded in Accounts Payable and Other Liabilities on our consolidated balance sheets, for the years ended December 31, 2020 and 2019 (in thousands):

	2020	2019
Beginning balances	$6,021	$5,458
Incurred related to:
Current year	1,943	1,792
Prior years	2,249	1,248
Total incurred	4,192	3,040
Paid related to:
Current year	36	78
Prior years	2,791	2,399
Total paid	2,827	2,477
Liabilities for unpaid losses as of December 31	$7,386	$6,021
COVID-19—As of December 31, 2020, we were not aware of any significant liabilities or obligations to waive rent that we have incurred under force majeure or co-tenancy clauses in tenant leases.
Development and Redevelopment—As of December 31, 2020, we had approximately $7.6 million in an active anchor redevelopment project that we have agreed to perform, of which $6.1 million is expected to be funded in 2021.